UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
August 31, 2013 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Automobiles & Components--1.6%
Thor Industries	86,650	4,439,079
Banks--6.7%
BB&T	96,800	3,287,328
Comerica	148,200	6,052,488
KeyCorp	443,250	5,172,727
Regions Financial	476,750	4,481,450
		18,993,993
Capital Goods--6.7%
3M	20,200	2,294,316
Donaldson	58,000	2,043,920
Fluor	48,100	3,050,983
General Electric	90,350	2,090,699
Ingersoll-Rand	25,700	1,519,898
Parker Hannifin	48,500	4,847,575
Snap-on	32,950	3,084,120
		18,931,511
Commercial & Professional Services--1.0%
Tyco International	84,150	2,780,316
Consumer Durables & Apparel--.8%
Hasbro	52,400	2,388,392
Consumer Services--1.7%
Marriott International, Cl. A	123,800	4,950,762
Diversified Financials--5.0%
American Express	72,100	5,184,711
Discover Financial Services	27,375	1,293,469
NASDAQ OMX Group	82,250	2,455,985
T. Rowe Price Group	36,650	2,570,631
Waddell & Reed Financial, Cl. A	55,850	2,659,577
		14,164,373
Energy--10.5%
Bristow Group	52,300	3,436,110
ConocoPhillips	81,350	5,393,505

Denbury Resources	220,800	a	3,817,632
Devon Energy	53,000		3,025,770
EnCana	157,650		2,695,815
Hess	44,500		3,330,825
Marathon Petroleum	38,350		2,780,758
Phillips 66	23,900		1,364,690
Spectra Energy	111,350		3,686,798
			29,531,903
Food & Staples Retailing--2.4%
Costco Wholesale	6,625		741,139
Kroger	54,850		2,007,510
Whole Foods Market	77,300		4,077,575
			6,826,224
Food, Beverage & Tobacco--3.2%
Coca-Cola Enterprises	93,400		3,493,160
Hershey	34,650		3,186,067
PepsiCo	28,900		2,304,197
			8,983,424
Health Care Equipment & Services--4.8%
AmerisourceBergen	55,350		3,150,522
Becton Dickinson & Co.	31,900		3,106,422
Edwards Lifesciences	42,250	a	2,973,555
Laboratory Corp. of America
Holdings	14,750	a	1,411,870
Patterson	70,200		2,799,576
			13,441,945
Household & Personal Products--.9%
Clorox	17,250		1,426,575
Procter & Gamble	14,300		1,113,827
			2,540,402
Insurance--1.5%
Aflac	32,450		1,875,285
Marsh & McLennan	54,200		2,234,666
			4,109,951
Materials--3.4%
Alcoa	146,000		1,124,200
Avery Dennison	33,450		1,430,322
Ball	95,200		4,228,784

International Flavors & Fragrances	17,950		1,418,230
Sigma-Aldrich	17,250		1,422,608
			9,624,144
Media--3.4%
Discovery Communications, Cl. A	56,650	a	4,390,942
Scripps Networks Interactive, Cl.
A	41,150		3,025,760
Time Warner Cable	20,800		2,232,880
			9,649,582
Pharmaceuticals, Biotech & Life Sciences--12.1%
Agilent Technologies	100,100		4,668,664
Allergan	13,350		1,179,873
AstraZeneca, ADR	57,725		2,840,647
Biogen Idec	16,650	a	3,546,783
Bristol-Myers Squibb	88,750		3,699,987
Eli Lilly & Co.	50,800		2,611,120
Life Technologies	87,450	a	6,507,155
Merck & Co.	63,050		2,981,635
Novartis, ADR	46,625		3,402,693
Waters	26,100	a	2,579,985
			34,018,542
Retailing--3.9%
Bed Bath & Beyond	13,950	a	1,028,673
Gap	74,500		3,012,780
Nordstrom	54,650		3,045,645
O'Reilly Automotive	9,150	a	1,122,797
PetSmart	20,400		1,436,772
The TJX Companies	27,400		1,444,528
			11,091,195
Semiconductors & Semiconductor Equipment--4.1%
Applied Materials	348,450		5,230,234
Intel	151,200		3,323,376
LSI	396,750		2,939,918
			11,493,528
Software & Services--9.4%
Accenture, Cl. A	21,700		1,567,825
BMC Software	28,500	a	1,311,000
CA	81,150		2,373,637

International Business Machines	33,000	6,014,910
Intuit	56,450	3,586,269
Microsoft	222,000	7,414,800
Oracle	134,125	4,273,222
		26,541,663
Technology Hardware & Equipment--9.0%
Apple	14,225	6,928,286
Avnet	48,250	1,860,520
Cisco Systems	228,275	5,321,090
EMC	176,275	4,544,370
Jabil Circuit	69,700	1,590,554
Motorola Solutions	64,150	3,593,042
TE Connectivity	30,850	1,511,650
		25,349,512
Telecommunication Services--3.9%
AT&T	129,450	4,379,293
Verizon Communications	140,400	6,652,152
		11,031,445
Transportation--1.1%
Norfolk Southern	20,700	1,493,712
Union Pacific	9,750	1,497,015
		2,990,727
Utilities--2.1%
Consolidated Edison	53,400	3,002,682
Pinnacle West Capital	52,500	2,849,175
		5,851,857
Total Common Stocks
(cost $220,629,658)		279,724,470

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,690,008)	1,690,008 [b]	1,690,008
Total Investments (cost $222,319,666)	99.8%	281,414,478
Cash and Receivables (Net)	.2%	456,291
Net Assets	100.0%	281,870,769

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized appreciated on investments was $59,094,812 of which $61,609,393 related to appreciated investment securities and $2,514,581 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	12.1
Energy	10.5
Software & Services	9.4
Technology Hardware & Equipment	9.0
Banks	6.7
Capital Goods	6.7
Diversified Financials	5.0
Health Care Equipment & Services	4.8
Semiconductors & Semiconductor Equipment	4.1
Retailing	3.9
Telecommunication Services	3.9
Materials	3.4
Media	3.4
Food, Beverage & Tobacco	3.2
Food & Staples Retailing	2.4
Utilities	2.1
Consumer Services	1.7
Automobiles & Components	1.6
Insurance	1.5
Transportation	1.1
Commercial & Professional Services	1.0
Household & Personal Products	.9
Consumer Durables & Apparel	.8
Money Market Investment	.6
99.8

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	270,785,315	-	-	270,785,315
Equity Securities - Foreign Common Stocks+	8,939,155	-	-	8,939,155
Mutual Funds	1,690,008	-	-	1,690,008

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)